Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 16, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2018